Loan Payable (Details) - PPP Loan - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020
Loan Payable
Loan proceeds	$ 4.4
Term of PPP Loan (in years)	2 years
Interest rate (in percent)		1.00%
Payments on principal and interest		$ 0.0